Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Marketable Securities [Abstract]
Schedule Of Cost And Fair Value Of Marketable Securities

	December 31, 2019

	Cost	Gross Unrealized	Gross Unrealized	Fair
	Basis	Gains	Losses	Value
Commercial Paper	$1,996,216	$1,184	$-	$1,997,400
Corporate Bonds	998,920	900	-	999,820
Total Marketable Securities	$2,995,136	$2,084	$-	$2,997,220

	December 31, 2019
	Cost	Gross Unrealized	Gross Unrealized	Fair
	Basis	Gains	Losses	Value
Commercial Paper	$1,996,216	$1,184	$-	$1,997,400
Corporate Bonds	998,920	900	-	999,820
Total Marketable Securities	$2,995,136	$2,084	$-	$2,997,220

	December 31, 2018
	Cost	Gross Unrealized	Gross Unrealized	Fair
	Basis	Gains	Losses	Value
Corporate Bonds	$5,999,356	$-	$(17,836)	$5,981,520